BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total Current Assets	$ 2,770,363	$ 2,722,360
Cash and Cash Equivalents	589,886	592,253	$ 500,025	$ 971,152
Other current financial assets	3,504	5,201
Other current non-financial assets	129,837	144,915
Trade and other current receivables	814,412	701,610
Accounts receivable due from related companies	3,488	12,505
Current Inventories	868,462	852,612
Current biological assets	307,796	306,117
Current tax assets	49,471	104,088
Non-current assets or disposal groups classified as held for sale	3,507	3,059
Total Non-Current Assets	11,224,237	11,283,821	10,983,979
Other non-current financial assets	56,600	8,868
Other non-current non-financial assets	121,521	130,319
Trade and other non-current receivables	16,040	14,273
Accounts receivable due from related companies, non-current	1,056	957
Investments accounted for using equity method	368,772	446,548	264,812
Intangible assets other than goodwill	88,615	89,497
Goodwill	69,922	74,893	69,475
Property, plant and equipment	7,034,299	6,919,495	6,896,396
Non-current biological assets	3,459,146	3,592,874
Deferred tax assets	8,266	6,097	$ 3,735
U.S Dollar [Member]
Cash and Cash Equivalents	501,352	524,426
Other current financial assets	3,497	4,879
Other current non-financial assets	48,632	62,246
Trade and other current receivables	550,674	489,056
Accounts receivable due from related companies	726	274
Current Inventories	809,689	812,748
Current biological assets	270,761	271,551
Current tax assets	7,769	6,199
Non-current assets or disposal groups classified as held for sale	2,835	3,059
Other non-current financial assets	56,600	8,868
Other non-current non-financial assets	104,711	95,658
Trade and other non-current receivables	4,247	6,895
Investments accounted for using equity method	130,276	124,324
Intangible assets other than goodwill	87,007	88,394
Goodwill	42,656	42,508
Property, plant and equipment	6,443,081	6,394,105
Non-current biological assets	2,934,819	3,185,872
Deferred tax assets	4,319	4,134
Euro [Member]
Cash and Cash Equivalents	4,306	2,357
Other current non-financial assets	104	71
Trade and other current receivables	20,498	26,544
Investments accounted for using equity method	185,410	156,990
Brazilian Real [Member]
Cash and Cash Equivalents	47,314	47,696
Other current non-financial assets	17,158	22,537
Trade and other current receivables	89,673	46,150
Accounts receivable due from related companies	171	726
Current Inventories	58,773	39,864
Current biological assets	37,035	34,566
Current tax assets	6,721	5,798
Non-current assets or disposal groups classified as held for sale	672	0
Other non-current non-financial assets	4,629	4,042
Trade and other non-current receivables	3,345	0
Investments accounted for using equity method	53,080	165,203
Intangible assets other than goodwill	1,516	1,026
Goodwill	27,266	32,385
Property, plant and equipment	585,202	520,448
Non-current biological assets	524,327	407,002
Deferred tax assets	3,622	1,697
Argentine Pesos [Member]
Cash and Cash Equivalents	10,038	4,046
Other current financial assets	0	315
Other current non-financial assets	5,832	12,261
Trade and other current receivables	26,863	15,137
Current tax assets	0	39
Other non-current non-financial assets	11,303	9,900
Other currencies [Member]
Cash and Cash Equivalents	3,685	3,327
Other current financial assets	7	7
Other current non-financial assets	5,306	3,500
Trade and other current receivables	17,702	16,620
Accounts receivable due from related companies	171	726
Current tax assets	3,188	2,696
Other non-current non-financial assets	693	636
Trade and other non-current receivables	0	527
Deferred tax assets	32	52
Chilean Pesos [Member]
Cash and Cash Equivalents	23,191	10,401
Other current non-financial assets	52,805	44,300
Trade and other current receivables	106,442	106,681
Accounts receivable due from related companies	2,192	10,548
Current tax assets	31,793	89,356
Other non-current non-financial assets	185	20,083
Trade and other non-current receivables	6,692	5,753
Investments accounted for using equity method	6	31
Intangible assets other than goodwill	92	77
Property, plant and equipment	6,016	4,942
Deferred tax assets	293	214
U.F. [Member]
Trade and other current receivables	2,560	1,422
Accounts receivable due from related companies	399	957
Trade and other non-current receivables	1,756	1,098
Accounts receivable due from related companies, non-current	$ 1,056	$ 957